Schedule of Investments (unaudited)
June 30, 2023
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
Boeing Co.(a)	67,569	$ 14,267,870
General Dynamics Corp.	34,323	7,384,593
L3Harris Technologies, Inc.	26,517	5,191,233
Northrop Grumman Corp.	18,931	8,628,750
Raytheon Technologies Corp.	204,951	20,077,000
		55,549,446
Air Freight & Logistics — 1.2%
FedEx Corp.	32,518	8,061,212
United Parcel Service, Inc., Class B	73,432	13,162,686
		21,223,898
Automobiles — 0.9%
Ford Motor Co.	550,215	8,324,753
General Motors Co.	194,455	7,498,185
		15,822,938
Banks — 8.2%
Bank of America Corp.	976,934	28,028,236
Citigroup, Inc.	272,775	12,558,561
JPMorgan Chase & Co.	410,054	59,638,254
PNC Financial Services Group, Inc.	55,845	7,033,677
Truist Financial Corp.	185,971	5,644,220
U.S. Bancorp	214,895	7,100,131
Wells Fargo & Co.	530,085	22,624,028
		142,627,107
Beverages — 2.1%
Coca-Cola Co.	275,310	16,579,168
Constellation Brands, Inc., Class A	19,301	4,750,555
Keurig Dr Pepper, Inc.	133,625	4,178,454
PepsiCo, Inc.	59,704	11,058,375
		36,566,552
Biotechnology — 2.0%
Amgen, Inc.	23,975	5,322,929
Gilead Sciences, Inc.	175,295	13,509,986
Moderna, Inc.(a)	47,149	5,728,603
Regeneron Pharmaceuticals, Inc.(a)	13,542	9,730,469
Vertex Pharmaceuticals, Inc.(a)	3,056	1,075,437
		35,367,424
Building Products — 0.4%
Johnson Controls International PLC	96,323	6,563,449
Capital Markets — 5.2%
BlackRock, Inc.(b)	20,847	14,408,196
Charles Schwab Corp.	207,863	11,781,675
CME Group, Inc., Class A	50,352	9,329,722
Goldman Sachs Group, Inc.	45,281	14,604,934
Intercontinental Exchange, Inc.	77,713	8,787,786
Moody’s Corp.	1,949	677,706
Morgan Stanley	168,619	14,400,062
S&P Global, Inc.	41,258	16,539,920
		90,530,001
Chemicals — 2.4%
Air Products & Chemicals, Inc.	31,101	9,315,682
Dow, Inc.	99,218	5,284,351
Ecolab, Inc.	7,696	1,436,766
Linde PLC	62,335	23,754,622
Sherwin-Williams Co.	5,612	1,490,098
		41,281,519
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	5,732	994,043
Security	Shares	Value
Communications Equipment — 1.7%
Cisco Systems, Inc.	575,090	$ 29,755,156
Motorola Solutions, Inc.	1,845	541,102
		30,296,258
Consumer Finance — 0.9%
American Express Co.	55,760	9,713,392
Capital One Financial Corp.	53,145	5,812,469
		15,525,861
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	200,192	31,466,179
Diversified Telecommunication Services — 2.2%
AT&T Inc.	1,004,114	16,015,618
Verizon Communications, Inc.	590,230	21,950,654
		37,966,272
Electric Utilities — 3.1%
American Electric Power Co., Inc.	72,219	6,080,840
Duke Energy Corp.	108,101	9,700,984
Exelon Corp.	139,374	5,678,097
NextEra Energy, Inc.	283,922	21,067,012
Southern Co.	152,822	10,735,745
		53,262,678
Electrical Equipment — 1.1%
Eaton Corp. PLC	55,850	11,231,435
Emerson Electric Co.	80,033	7,234,183
		18,465,618
Energy Equipment & Services — 0.6%
Schlumberger NV	199,802	9,814,274
Entertainment — 1.9%
Activision Blizzard, Inc.(a)	109,278	9,212,135
Walt Disney Co.(a)	256,479	22,898,445
		32,110,580
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B(a)	256,832	87,579,712
Fiserv, Inc.(a)	62,607	7,897,873
PayPal Holdings, Inc.(a)	14,730	982,933
		96,460,518
Food Products — 1.8%
Archer-Daniels-Midland Co.	76,043	5,745,809
General Mills, Inc.	82,362	6,317,166
Hershey Co.	5,302	1,323,909
Kraft Heinz Co.	112,616	3,997,868
Mondelez International, Inc., Class A	190,721	13,911,190
		31,295,942
Ground Transportation — 1.5%
CSX Corp.	253,086	8,630,232
Norfolk Southern Corp.	31,860	7,224,574
Union Pacific Corp.	48,900	10,005,918
		25,860,724
Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	227,493	24,801,287
Becton Dickinson & Co.	39,744	10,492,813
Boston Scientific Corp.(a)	201,360	10,891,562
GE HealthCare Technologies, Inc.	50,507	4,103,189
Medtronic PLC	186,287	16,411,885
Stryker Corp.	37,166	11,338,975
		78,039,711
Health Care Providers & Services — 3.9%
Centene Corp.(a)	76,863	5,184,409

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Group	37,916	$ 10,639,230
CVS Health Corp.	179,587	12,414,849
Elevance Health, Inc.	28,826	12,807,104
HCA Healthcare, Inc.	22,738	6,900,528
Humana, Inc.	9,915	4,433,294
McKesson Corp.	11,892	5,081,570
UnitedHealth Group, Inc.	20,729	9,963,187
		67,424,171
Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.(a)	3,139	182,062
McDonald’s Corp.	60,043	17,917,432
		18,099,494
Household Products — 2.9%
Colgate-Palmolive Co.	115,089	8,866,457
Kimberly-Clark Corp.	2,773	382,840
Procter & Gamble Co.	268,118	40,684,225
		49,933,522
Industrial Conglomerates — 2.4%
3M Co.	77,106	7,717,540
General Electric Co.	152,052	16,702,912
Honeywell International, Inc.	81,332	16,876,390
		41,296,842
Industrial REITs — 0.9%
Prologis, Inc.	129,388	15,866,850
Insurance — 2.5%
American International Group, Inc.	102,855	5,918,277
Aon PLC, Class A	28,352	9,787,111
Chubb Ltd.	57,806	11,131,123
Marsh & McLennan Cos., Inc.	13,840	2,603,027
MetLife, Inc.	90,681	5,126,197
Progressive Corp.	20,602	2,727,087
Travelers Cos., Inc.	32,320	5,612,691
		42,905,513
IT Services — 1.0%
International Business Machines Corp.	127,437	17,052,345
Life Sciences Tools & Services — 1.9%
Danaher Corp.	92,310	22,154,400
Thermo Fisher Scientific, Inc.	20,777	10,840,400
		32,994,800
Machinery — 0.4%
Caterpillar, Inc.	18,107	4,455,227
Deere & Co.	2,474	1,002,440
Illinois Tool Works, Inc.	7,900	1,976,264
		7,433,931
Media — 1.4%
Comcast Corp., Class A	579,967	24,097,629
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	200,311	8,012,440
Newmont Corp.	111,557	4,759,022
		12,771,462
Multi-Utilities — 0.7%
Dominion Energy, Inc.	117,204	6,069,995
Sempra	44,170	6,430,710
		12,500,705
Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	242,528	38,161,781
ConocoPhillips	170,057	17,619,606
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	82,417	$ 9,431,801
Exxon Mobil Corp.	569,723	61,102,792
Kinder Morgan, Inc.	274,955	4,734,725
Marathon Petroleum Corp.	61,890	7,216,374
Occidental Petroleum Corp.	97,806	5,750,993
Pioneer Natural Resources Co.	32,635	6,761,319
Valero Energy Corp.	50,538	5,928,107
		156,707,498
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	22,081	4,336,267
Pharmaceuticals — 8.2%
Bristol-Myers Squibb Co.	294,835	18,854,698
Johnson & Johnson	364,823	60,385,503
Merck & Co., Inc.	290,704	33,544,335
Pfizer, Inc.	792,482	29,068,240
		141,852,776
Professional Services — 0.1%
Automatic Data Processing, Inc.	8,276	1,818,982
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.(a)	96,894	11,037,196
Analog Devices, Inc.	70,900	13,812,029
Applied Materials, Inc.	18,388	2,657,802
Intel Corp.	585,519	19,579,755
Lam Research Corp.	992	637,717
Micron Technology, Inc.	153,274	9,673,122
QUALCOMM, Inc.	20,081	2,390,442
Texas Instruments, Inc.	75,371	13,568,287
		73,356,350
Software — 1.7%
Oracle Corp.	125,607	14,958,538
Roper Technologies, Inc.	14,820	7,125,456
Salesforce, Inc.(a)	32,658	6,899,329
		28,983,323
Specialized REITs — 0.8%
Crown Castle, Inc.	54,232	6,179,194
Equinix, Inc.	6,519	5,110,505
Public Storage	9,220	2,691,134
		13,980,833
Specialty Retail — 0.4%
AutoZone, Inc.(a)	423	1,054,691
Lowe’s Cos., Inc.	22,347	5,043,718
O’Reilly Automotive, Inc.(a)	1,295	1,237,114
		7,335,523
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	77,886	8,596,278
Tobacco — 1.9%
Altria Group, Inc.	250,503	11,347,786
Philip Morris International, Inc.	217,656	21,247,579
		32,595,365
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.(a)	76,172	10,580,291
Total Long-Term Investments — 99.7% (Cost: $1,658,173,584)		1,729,611,742

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(b)(c)	2,907,412	$ 2,907,412
Total Short-Term Securities — 0.2% (Cost: $2,907,412)		2,907,412
Total Investments — 99.9% (Cost: $1,661,080,996)		1,732,519,154
Other Assets Less Liabilities — 0.1%		1,556,423
Net Assets — 100.0%		$ 1,734,075,577
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 4,046,890	$ —	$ (4,045,092) (b)	$ (2,203)	$ 405	$ —	—	$ 35,186 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,378,970	528,442 (b)	—	—	—	2,907,412	2,907,412	2,736	—
BlackRock, Inc.	12,557,375	2,544,064	(1,119,354)	(276,364)	702,475	14,408,196	20,847	99,865	—
				$ (278,567)	$ 702,880	$ 17,315,608		$ 137,787	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	3	09/15/23	$ 226	$ 944
E-Mini Dow Jones Industrial Average Index	12	09/15/23	2,079	39,349
E-Mini Financials Select Sector Index	16	09/15/23	1,677	45,998
				$ 86,291

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,729,611,742	$ —	$ —	$ 1,729,611,742
Short-Term Securities
Money Market Funds	2,907,412	—	—	2,907,412
	$ 1,732,519,154	$ —	$ —	$ 1,732,519,154
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 86,291	$ —	$ —	$ 86,291
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P	Standard & Poor’s
4